Property and Equipment	12 Months Ended
Dec. 31, 2011
Property and Equipment
Property and Equipment

8. Property and equipment

Property and equipment consists of the following:

		December 31,
	Estimated useful life (in years)
		2011	2010

Furniture and fixtures	5	$66	$36
Computer equipment and software	3	254	238
Leasehold improvements	Shorter of useful	497	367
	life or remaining lease term
Laboratory equipment	5	—	—

		817	641
Less accumulated depreciation and amortization		(650)	(610)

Net Property Plant and Equipment		$167	$31

In September 2010, the Company disposed of and subsequently sold laboratory equipment with an original cost of $628 and accumulated depreciation of $579 for proceeds of $149. The Company assessed whether property and equipment assets were impaired during the year ended December 31, 2011 and noted no impairment indicators.